CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings	833	126	1,326	312
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	(210)	507	(514)	584
Change in unrealized gains/(loss) on net investment hedges	98	(50)	9	(74)
Other comprehensive income from equity investees	3	4	7	6
Reclassification to earnings of realized cash flow hedges	35	25	75	35
Reclassification to earnings of unrealized cash flow hedges	4	(13)	24	15
Reclassification to earnings of pension plans and other postretirement benefits (OPEB) amortization amounts	2	8	3	17
Change in foreign currency translation adjustment	(507)	342	16	529
Other comprehensive income/(loss)	(575)	823	(380)	1,112
Comprehensive income	258	949	946	1,424
Comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	168	(274)	27	(256)
Comprehensive income attributable to Enbridge Inc.	426	675	973	1,168
Preference share dividends	(59)	(43)	(114)	(82)
Comprehensive income attributable to Enbridge Inc. common shareholders	367	632	859	1,086